Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of financial instruments [text block] [Abstract]
Schedule of Financial Assets Measured at Fair Value
	Level 1	Level 2
	U.S Dollars in thousands
September 30, 2021
Derivatives instruments	$-	$(40)

September 30, 2020
Derivatives instruments	$-	$329

December 31, 2020
Derivatives instruments	$-	$448